Trade Payables, Accrued Expenses and Other Payables - Schedule of Accrued Expenses and Other Payables (Details) - CHF (SFr) SFr in Thousands	Dec. 31, 2023	Dec. 31, 2022
Trade and other current payables [abstract]
Product development related expenses	SFr 2,801	SFr 4,805
Personnel related expenses	2,301	2,249
General and administration related expenses	765	957
Other payables	81
Total	SFr 5,948	SFr 8,011